C3 Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Summary of Components of Right of Use Assets
Leases with the Company as lessee
Right-of-use
assets

	2025				2024
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total

Cost

Opening balance	17,079	786	311	18,176	16,003	769	300	17,072

Additions	2,900	300	–	3,200	2,295	265	–	2,560

Balances regarding acquired/divested business	–368	–	–108	–476	–31	–	–	–31

Terminations	–1,608	–237	–184	–2,029	–1,794	–270	–	–2,064

Translation differences	–1,556	–57	–18	–1,631	606	22	11	639
Closing balance	16,447	792	1	17,240	17,079	786	311	18,176

Accumulated depreciations

Opening balance	–10,006	–442	–230	–10,678	–9,180	–489	–184	–9,853

Depreciations	–1,825	–208	–18	–2,051	–1,950	–190	–39	–2,179

Balances regarding divested business	234	–	108	342	31	–	–	31

Terminations	1,001	227	123	1,351	1,421	252	–	1,673

Translation differences	909	31	17	957	–328	–15	–7	–350
Closing balance	–9,687	–392	–	–10,079	–10,006	–442	–230	–10,678

Accumulated impairment losses

Opening balance	–529	–	–61	–590	–453	–	–61	–514

Impairment losses	–21	–	–	–21	–99	–	–	–99

Terminations	66	–	61	127	47	–	–	47

Translation differences	61	–	–	61	–24	–	–	–24
Closing balance	–423	–	–	–423	–529	–	–61	–590

Financial sublease

Opening balance	–421	–	–	–421	–385	–	–	–385

Derecognition for sublease	412	–	–	412	–	–	–	–

Translation differences	9	–	–	9	–36	–	–	–36

Closing balance	–	–	–	–	–421	–	–	–421
Net carrying value	6,337	400	1	6,738	6,123	344	20	6,487

Summary of Cash payments
Cash payments

	2025	2024

Repayment of the lease liabilities 1)	–2,115	–2,492

Interest expense of the lease liabilities	–402	–421

Low-value asset not included in the measurement of the liabilities	–291	–432

Variable lease payments not included in the measurement of the lease liabilities	–203	–472
Total cash outflow	–3,011	–3,817
1)
Including advance payments.